Segment Information (Details) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Non-current assets	SFr 6,852,286	SFr 3,812,001
Switzerland [Member]
Disclosure of operating segments [line items]
Non-current assets	SFr 6,852,286	SFr 3,812,001